Restatement of Previously Issued Consolidated Financial Statements - Cash and cash equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restatement of Previously Issued Consolidated Financial Statements
Cash and cash equivalents	$ 222,948	$ 196,046		$ 4,179
Restricted Cash, Current	10,435	11,407
Restricted Cash, Noncurrent				3,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 233,383	$ 207,453	$ 2,821	$ 7,179	$ 7,236